Financial Instruments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 7.7	$ 0.0
Partnership [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 6.2	$ 6.2